PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Provision For Environmental Liabilities And Asset Retirement Obligations
Schedule of provisions for environmental liabilities and asset retirement obligation

		Consolidated
	12/31/2023	12/31/2022
Environmental liabilities	176,181	172,574
Asset retirement obligations	842,624	765,083
	1,018,805	937,657